Employee defined benefits plans obligation	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Employee defined benefits plans obligation
Note 22. Employee defined benefits plans obligation
The main characteristics of benefit plans granted only to certain employees from the Entre Lomas joint operation are detailed below.

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Benefit plan whereby Company employees meeting certain conditions, who have participated in the defined benefit plan in an uninterrupted manner and who, having joined the Company before May 31, 1995, have the required number of years of service, are eligible to receive upon retirement a certain amount according to the provisions of the plan.

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The benefit is based on the last computable salary and the number of years working for the Company after deducting the benefits from the Argentine pension system managed by Administración Nacional de Seguridad Social (“ANSES”).

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At the time of retirement, employees are entitled to receive a monthly payment at constant value, which is updated at the end of each year by the Consumer Price Index (CPI) published by the Institute of National Statistics and Census (Instituto Nacional de Estadísticas y Censos or “INDEC”) of Argentina. In case that during a certain year the variation of it exceeds 10%, the payment is adjusted provisionally once this percentage has been exceeded.

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This plan requires the Company to contribute to a trust fund. The plan calls for a contribution to a fund exclusively funded by the Company and without any contribution by the employees. The assets of the fund are contributed to a trust fund and invested in US denominated money market instruments or fixed term deposits in order to preserve the accumulated capital and obtain a return in line with a moderate risk profile. The funds are mainly invested in U.S. government bonds, U.S. treasury notes and quality commercial papers.

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The Bank of New York Mellon is the trustee and Willis Towers Watson is the managing agent. In case there is an excess (duly certified by an independent actuary) of the funds to be used to settle the benefits granted by the plan, the Company may have the option to use such excess, in which case it may have to notify the trustee thereof.. As of December 31, 2019, the funds of the plan were invested in American goverments bonds and the Company cannot dispose of such funds.

The following tables summarize the components of the net expense and the long-term employment benefits liability recognized in the financial statement:

	Successor – As of December 31, 2019	Successor – As of December 31, 2018	Predecessor – As of Abril 4, 2018	Predecessor – As of December 31, 2017
Cost of the current services	(68)	(99)	(38)	(161)
Cost of interest	(152)	(446)	(126)	(484)
Reductions	—	177	—	—
Return on plan assets	—	—	56	38

Total	(220)	(368)	(108)	(607)

	Successor – December 31, 2019
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of year	(11,014)	7.712	(3,302)
Items classified in profit or loss
Current services cost	(68)	—	(68)
Cost for interest	(541)	389	(152)
Items classified in other comprehensive income
Actuarial (losses) gains	(1,358)	(219)	(1,577)
Benefit payments	630	(630)	—
Contributions paid	—	630	630

At the end of the year	(12,351)	7,882	(4,469)

	Successor – December 31, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of year	(10,481)	5,656	(4,825)
Increase for business combination	(3,847)	2,076	(1,771)
Items classified in profit or loss
Current services cost	(99)	—	(99)
Cost for interest	(446)	(20)	(466)
Reductions	177	—	177
Exchange differences on translation gain (loss)	257	—	257
Items classified in other comprehensive income
Actuarial (losses) gains	2,698	—	2,698
Benefit payments	727	(727)	—
Contributions paid	—	727	727

At the end of the year	(11,014)	7,712	(3,302)

	Predecessor-April 3, 2018
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the period
Balances at the beginning of period	(10,317)	5,634	(4,683)
Items classified in profit or loss
Current services cost	(38)	—	(38)
Cost for interest	(126)	—	(126)
Reductions	—	56	56
Exchange differences on translation	(57)	(34)	(91)
Items classified in other comprehensive income
Actuarial (losses) gains	(89)	—	(89)
Benefit payments	146	(146)	—
Contributions paid	—	146	146

At the end of the period	(10,481)	5,656	(4,825)

	Predecessor – December 31, 2017
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Balances at the beginning of year	(9,962)	5,596	(4,366)
Items classified in profit or loss
Current services cost	(161)	—	(161)
Cost for interest	(484)	—	(484)
Return on plan assets	—	38	38
Exchange differences on translation	243	—	243
Items classified in other comprehensive income
Actuarial (losses) gains	(355)	—	(355)
Benefit payments	402	(402)	—
Contributions paid	—	402	402

At the end of the year	(10,317)	5,634	(4,683)

The fair value of the plan assets at the end of each reporting period by category, are as follows:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Cash and cash equivalents	—	7,712	69
Debt instruments categorized by issuers’ credit rating:
- AAA (U.S. Treasury notes)	7,882	—	5,565

Total	7,882	7,712	5,634

Estimated expected benefits payments for the next ten (10) years are shown below. The amounts in the table represent the undiscounted cash flows and therefore do not reconcile to the obligations recorded at the end of the year.

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Less than one year	871	743	507
One to two years	851	825	516
Two to three years	836	811	635
Three to four years	856	800	669
Four to five years	839	783	666
Six to ten years	4,554	3,869	3,678
Significant actuarial assumptions used were as follows:

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Discount rate	5%	5%	5%
Assets return rate	5%	—	5%
Salaries increase
Up to 35 years old	1%	1%	1%
From 36 to 49 years old	1%	1%	1%
More than 50 years old	1%	1%	1%
The following sensitivity analysis shows the effect of a variation in the discount rate and salaries increase on the obligation amount.
If the discount rate would be 100 basis points higher (lower), the defined benefit obligation would decrease by 1,156 (increase by 1,379) as of December 31, 2019, decrease by 1,011 (increase by 1,203) as of December 31, 2018, decrease by 1,011 (increase by 1,203) as of December 31, 2017.
If the expected salary growth increases (decreases) by 1%, the defined benefit obligation would increase by 179 (decrease by 198) as of December 31, 2019, increase by 197 (decrease by 183) as of December 31, 2018, increase by 197 (decrease by 183) as of December 31, 2017.
The sensitivity analyses above have been determined based on reasonably possible changes of the respective assumptions occurring at the end of each reporting period, based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. Therefore, the presented analysis may not be representative of the actual change in the defined benefit obligation. The methods and types of assumptions used in preparing the sensitivity analysis did not change compared to the prior period.

Furthermore, in presenting the above sensitivity analysis, the present value of the defined benefit obligation has been calculated using the projected unit credit method at the end of each reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the statement of financial position.
There was no change in the methods and assumptions used in preparing the sensitivity analysis from prior years.